Distribution Date:	11/13/24	GS Mortgage Securities Trust 2019-GC40
Determination Date:	11/06/24
Next Distribution Date:	12/12/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-GC40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4-5		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	6		200 West Street | New York, NY 10282 | United States
Additional Information	7	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	8		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	9
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	LNR Partners,LLC
Mortgage Loan Detail (Part 1)	15-16		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 2)	17-18				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	19
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	25
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36257HBL9	2.236000%	16,403,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36257HBM7	2.971000%	131,938,000.00	3,128,450.03	0.01	7,745.52	0.00	0.00	7,745.53	3,128,450.02	36.04%	30.00%
A-3	36257HBN5	2.904000%	191,600,000.00	191,600,000.00	0.00	463,672.00	0.00	0.00	463,672.00	191,600,000.00	36.04%	30.00%
A-4	36257HBP0	3.160000%	251,415,000.00	251,415,000.00	0.00	662,059.50	0.00	0.00	662,059.50	251,415,000.00	36.04%	30.00%
A-AB	36257HBQ8	3.040000%	24,636,000.00	22,745,813.44	372,957.73	57,622.73	0.00	0.00	430,580.46	22,372,855.71	36.04%	30.00%
A-S	36257HBT2	3.412000%	98,999,000.00	98,999,000.00	0.00	281,487.16	0.00	0.00	281,487.16	98,999,000.00	22.52%	18.75%
B	36257HBU9	3.543000%	41,799,000.00	41,799,000.00	0.00	123,411.55	0.00	0.00	123,411.55	41,799,000.00	16.82%	14.00%
C	36257HBV7	3.946000%	35,200,000.00	35,200,000.00	0.00	115,749.33	0.00	0.00	115,749.33	35,200,000.00	12.01%	10.00%
D	36257HAA4	3.000000%	19,800,000.00	19,800,000.00	0.00	49,500.00	0.00	0.00	49,500.00	19,800,000.00	9.31%	7.75%
E	36257HAE6	3.000000%	16,499,000.00	16,499,000.00	0.00	41,247.50	0.00	0.00	41,247.50	16,499,000.00	7.06%	5.88%
F	36257HAG1	3.000000%	16,500,000.00	16,500,000.00	0.00	41,250.00	0.00	0.00	41,250.00	16,500,000.00	4.81%	4.00%
G-RR	36257HAL0	4.372825%	8,800,000.00	8,800,000.00	0.00	32,067.39	0.00	0.00	32,067.39	8,800,000.00	3.60%	3.00%
H-RR*	36257HAN6	4.372825%	26,400,274.00	26,400,274.00	0.00	83,683.45	0.00	0.00	83,683.45	26,400,274.00	0.00%	0.00%
DB-A	36257HAU0	3.349000%	5,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	90.61%
DB-B	36257HAY2	3.501000%	19,899,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	74.20%
DB-C	36257HBA3	0.000000%	24,408,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	54.07%
DB-D	36257HBC9	0.000000%	33,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	26.72%
DB-E	36257HBE5	0.000000%	25,392,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.78%
DB-F	36257HBG0	0.000000%	7,003,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
DB-VR	36257HBK1	0.000000%	6,062,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	95.00%
RR Interest	N/A	4.372825%	11,213,708.00	9,339,176.97	4,752.60	33,872.62	0.00	0.00	38,625.22	9,334,424.37	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

RR Certificate	36257HBX3	4.372825%	22,976,609.00	19,135,741.50	9,737.96	69,404.15	0.00	0.00	79,142.11	19,126,003.54	32.80%	32.80%
S	36257HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	10.00%
R	36257HAS5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
Regular SubTotal			1,035,429,591.00	761,361,455.94	387,448.30	2,062,772.90	0.00	0.00	2,450,221.20	760,974,007.64

X-A	36257HBR6	1.261114%	714,991,000.00	567,888,263.48	0.00	596,809.87	0.00	0.00	596,809.87	567,515,305.73
X-B	36257HBS4	0.645594%	76,999,000.00	76,999,000.00	0.00	41,425.10	0.00	0.00	41,425.10	76,999,000.00
X-D	36257HAC0	1.372825%	36,299,000.00	36,299,000.00	0.00	41,526.82	0.00	0.00	41,526.82	36,299,000.00
X-F	36257HAJ5	1.372825%	16,500,000.00	16,500,000.00	0.00	18,876.35	0.00	0.00	18,876.35	16,500,000.00
DB-X	36257HAW6	0.000000%	25,220,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			870,009,000.00	697,686,263.48	0.00	698,638.14	0.00	0.00	698,638.14	697,313,305.73

Deal Distribution Total					387,448.30	2,761,411.04	0.00	0.00	3,148,859.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36257HBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36257HBM7	23.71151624	0.00000008	0.05870576	0.00000000	0.00000000	0.00000000	0.00000000	0.05870583	23.71151617
A-3	36257HBN5	1,000.00000000	0.00000000	2.42000000	0.00000000	0.00000000	0.00000000	0.00000000	2.42000000	1,000.00000000
A-4	36257HBP0	1,000.00000000	0.00000000	2.63333333	0.00000000	0.00000000	0.00000000	0.00000000	2.63333333	1,000.00000000
A-AB	36257HBQ8	923.27542783	15.13872910	2.33896452	0.00000000	0.00000000	0.00000000	0.00000000	17.47769362	908.13669873
A-S	36257HBT2	1,000.00000000	0.00000000	2.84333337	0.00000000	0.00000000	0.00000000	0.00000000	2.84333337	1,000.00000000
B	36257HBU9	1,000.00000000	0.00000000	2.95250006	0.00000000	0.00000000	0.00000000	0.00000000	2.95250006	1,000.00000000
C	36257HBV7	1,000.00000000	0.00000000	3.28833324	0.00000000	0.00000000	0.00000000	0.00000000	3.28833324	1,000.00000000
D	36257HAA4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36257HAE6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36257HAG1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	36257HAL0	1,000.00000000	0.00000000	3.64402159	0.00000000	0.00000000	0.00000000	0.00000000	3.64402159	1,000.00000000
H-RR	36257HAN6	1,000.00000000	0.00000000	3.16979475	0.47422614	5.27588729	0.00000000	0.00000000	3.16979475	1,000.00000000
DB-A	36257HAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-B	36257HAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-C	36257HBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-D	36257HBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-E	36257HBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-F	36257HBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-VR	36257HBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	832.83575513	0.42382056	3.02064402	0.01422723	0.15827949	0.00000000	0.00000000	3.44446458	832.41193457
RR Certificate	36257HBX3	832.83575483	0.42382059	3.02064373	0.01422708	0.15828054	0.00000000	0.00000000	3.44446432	832.41193424
S	36257HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36257HAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36257HBR6	794.25931722	0.00000000	0.83470963	0.00000000	0.00000000	0.00000000	0.00000000	0.83470963	793.73769143
X-B	36257HBS4	1,000.00000000	0.00000000	0.53799530	0.00000000	0.00000000	0.00000000	0.00000000	0.53799530	1,000.00000000
X-D	36257HAC0	1,000.00000000	0.00000000	1.14402105	0.00000000	0.00000000	0.00000000	0.00000000	1.14402105	1,000.00000000
X-F	36257HAJ5	1,000.00000000	0.00000000	1.14402121	0.00000000	0.00000000	0.00000000	0.00000000	1.14402121	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Notional Certificates
DB-X	36257HAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/24 - 10/30/24	30	0.00	7,745.52	0.00	7,745.52	0.00	0.00	0.00	7,745.52	0.00
A-3	10/01/24 - 10/30/24	30	0.00	463,672.00	0.00	463,672.00	0.00	0.00	0.00	463,672.00	0.00
A-4	10/01/24 - 10/30/24	30	0.00	662,059.50	0.00	662,059.50	0.00	0.00	0.00	662,059.50	0.00
A-AB	10/01/24 - 10/30/24	30	0.00	57,622.73	0.00	57,622.73	0.00	0.00	0.00	57,622.73	0.00
X-A	10/01/24 - 10/30/24	30	0.00	596,809.87	0.00	596,809.87	0.00	0.00	0.00	596,809.87	0.00
X-B	10/01/24 - 10/30/24	30	0.00	41,425.10	0.00	41,425.10	0.00	0.00	0.00	41,425.10	0.00
A-S	10/01/24 - 10/30/24	30	0.00	281,487.16	0.00	281,487.16	0.00	0.00	0.00	281,487.16	0.00
B	10/01/24 - 10/30/24	30	0.00	123,411.55	0.00	123,411.55	0.00	0.00	0.00	123,411.55	0.00
C	10/01/24 - 10/30/24	30	0.00	115,749.33	0.00	115,749.33	0.00	0.00	0.00	115,749.33	0.00
D	10/01/24 - 10/30/24	30	0.00	49,500.00	0.00	49,500.00	0.00	0.00	0.00	49,500.00	0.00
X-D	10/01/24 - 10/30/24	30	0.00	41,526.82	0.00	41,526.82	0.00	0.00	0.00	41,526.82	0.00
E	10/01/24 - 10/30/24	30	0.00	41,247.50	0.00	41,247.50	0.00	0.00	0.00	41,247.50	0.00
F	10/01/24 - 10/30/24	30	0.00	41,250.00	0.00	41,250.00	0.00	0.00	0.00	41,250.00	0.00
X-F	10/01/24 - 10/30/24	30	0.00	18,876.35	0.00	18,876.35	0.00	0.00	0.00	18,876.35	0.00
G-RR	10/01/24 - 10/30/24	30	0.00	32,067.39	0.00	32,067.39	0.00	0.00	0.00	32,067.39	0.00
H-RR	10/01/24 - 10/30/24	30	126,304.91	96,203.15	0.00	96,203.15	12,519.70	0.00	0.00	83,683.45	139,284.87
DB-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-VR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	10/01/24 - 10/30/24	30	1,609.50	34,032.16	0.00	34,032.16	159.54	0.00	0.00	33,872.62	1,774.90
RR Certificate	10/01/24 - 10/30/24	30	3,297.84	69,731.04	0.00	69,731.04	326.89	0.00	0.00	69,404.15	3,636.75
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			131,212.25	2,774,417.17	0.00	2,774,417.17	13,006.13	0.00	0.00	2,761,411.04	144,696.52

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	3,148,859.34
DB Non-VRR Available Funds	0.00
DB VRR Available Funds	0.00
Non-VRR Available Funds	3,031,092.00
VRR Available Funds	117,767.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,786,336.36	Master Servicing Fee	4,963.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,205.60
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	327.81
ARD Interest	0.00	Operating Advisor Fee	1,226.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	196.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,786,336.36	Total Fees	11,919.21

Principal		Expenses/Reimbursements
Scheduled Principal	387,448.31	Reimbursement for Interest on Advances	66.23
Unscheduled Principal Collections		ASER Amount	4,992.18
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,947.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	387,448.31	Total Expenses/Reimbursements	13,006.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,761,411.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	387,448.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,148,859.34
Total Funds Collected	3,173,784.67	Total Funds Distributed	3,173,784.68

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	761,361,456.55	761,361,456.55	Beginning Certificate Balance	761,361,455.94
(-) Scheduled Principal Collections	387,448.31	387,448.31	(-) Principal Distributions	387,448.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	760,974,008.24	760,974,008.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	761,361,456.55	761,361,456.55	Ending Certificate Balance	760,974,007.64
Ending Actual Collateral Balance	760,974,008.24	760,974,008.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	8	52,567,112.82	6.91%	51	4.5318	2.036423	1.50 or less	7	147,887,867.33	19.43%	55	4.6361	1.096262
$10,000,001 to $20,000,000	15	205,111,897.25	26.95%	55	4.5514	1.877187	1.51 to 1.60	2	41,001,829.91	5.39%	54	4.8245	1.595562
$20,000,001 to $30,000,000	2	42,970,000.00	5.65%	53	4.2787	1.850079	1.61 to 1.70	4	98,794,517.01	12.98%	53	4.0531	1.651458
$30,000,001 to $40,000,000	4	133,141,772.77	17.50%	55	4.5457	1.651107	1.71 to 1.80	1	9,061,263.10	1.19%	54	4.5200	1.750000
$40,000,001 to $50,000,000	4	200,000,000.00	26.28%	53	3.8523	3.135000	1.81 to 1.90	2	8,825,472.45	1.16%	33	4.6748	1.864222
$50,000,001 to $70,000,000	1	52,183,225.40	6.86%	55	4.4150	1.420000	1.91 to 2.00	2	46,252,500.00	6.08%	54	4.4407	1.958193
$70,000,001 or greater	1	75,000,000.00	9.86%	55	3.6300	2.470000	2.01 to 3.00	14	296,650,558.44	38.98%	55	4.1588	2.374614
Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755	3.01 or greater	3	112,500,000.00	14.78%	53	3.8114	4.086667
							Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	11,892,331.28	1.56%	55	4.9800	1.650000
							Industrial	9	95,896,472.45	12.60%	54	4.6077	2.082619
California	4	211,145,000.00	27.75%	52	4.0242	2.223302
							Lodging	3	31,503,627.14	4.14%	55	4.8176	1.089368
Colorado	2	31,956,000.00	4.20%	55	4.7295	2.269718
							Mixed Use	5	186,524,838.31	24.51%	55	4.1380	1.867427
Delaware	1	10,550,032.76	1.39%	55	4.8900	(0.110000)
							Multi-Family	1	8,357,500.00	1.10%	55	4.5800	1.950000
Florida	5	70,430,382.13	9.26%	54	4.6086	1.780968
							Office	8	326,265,725.59	42.87%	53	4.0060	2.601507
Hawaii	1	78,274,838.31	10.29%	55	4.4150	1.420000
							Retail	9	149,471,651.10	19.64%	55	4.4862	1.962014
Indiana	1	11,000,000.00	1.45%	55	4.5500	2.220000
							Self Storage	2	11,000,000.00	1.45%	55	4.2900	2.860000
Louisiana	1	9,098,318.83	1.20%	56	4.7000	1.580000
							Totals	37	760,974,008.24	100.00%	54	4.2498	2.204755
Minnesota	1	3,974,558.44	0.52%	55	4.4200	2.150000

New York	7	208,750,000.00	27.43%	55	4.0312	2.303599

North Carolina	5	22,937,364.50	3.01%	54	4.7478	2.050637

Pennsylvania	1	11,500,000.00	1.51%	54	4.3500	2.110000

South Carolina	3	25,402,185.73	3.34%	55	4.3013	2.179640

Texas	1	30,343,261.69	3.99%	56	4.7500	0.820000

Utah	1	11,172,463.90	1.47%	55	4.8000	1.340000

Washington	2	60,593,077.02	7.96%	54	3.7769	4.627700

Totals	37	760,974,008.24	100.00%	54	4.2498	2.204755

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	2	125,000,000.00	16.43%	55	3.5953	3.610000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	122,500,000.00	16.10%	53	3.9071	1.984694	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	113,500,000.00	14.92%	54	4.1070	2.640881	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	174,750,776.13	22.96%	55	4.3845	1.952344	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	115,111,816.07	15.13%	53	4.6704	1.658629	49 months or greater	35	760,974,008.24	100.00%	54	4.2498	2.204755
	4.751% or greater	7	110,111,416.04	14.47%	54	4.8675	1.376289	Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755
	Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	35	760,974,008.24	100.00%	54	4.2498	2.204755	Interest Only	22	547,178,500.00	71.91%	54	4.0954	2.536917
60 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	264 months or less	2	65,229,031.96	8.57%	55	4.4150	1.420000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 359 months	11	148,566,476.28	19.52%	55	4.7457	1.325937
	Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	33	737,254,008.24	96.88%	54	4.2344	2.210193			No outstanding loans in this group
	13 months to 24 months	2	23,720,000.00	3.12%	46	4.7267	2.035746
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	760,974,008.24	100.00%	54	4.2498	2.204755
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30503144	MU	Brooklyn	NY	Actual/360	3.630%	234,437.50	0.00	0.00	N/A	06/06/29	--	75,000,000.00	75,000,000.00	11/06/24
3A1	30316432	MU	Honolulu	HI	Actual/360	4.415%	198,891.25	131,720.08	0.00	N/A	06/06/29	--	52,314,945.48	52,183,225.40	11/06/24
3A3	30316434	MU	Honolulu	HI	Actual/360	4.415%	49,722.81	32,930.02	0.00	N/A	06/06/29	--	13,078,736.58	13,045,806.56	11/06/24
4A4	30502550	OF	San Francisco	CA	Actual/360	3.850%	165,763.89	0.00	0.00	N/A	03/06/29	--	50,000,000.00	50,000,000.00	11/06/24
4A5	30502551	OF	San Francisco	CA	Actual/360	3.850%	74,593.75	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	11/06/24
5A3	30315988	OF	Sunnyvale	CA	Actual/360	4.026%	173,336.60	0.00	0.00	04/06/29	06/06/34	--	50,000,000.00	50,000,000.00	11/06/24
5A4	30315989	OF	Sunnyvale	CA	Actual/360	4.026%	43,334.15	0.00	0.00	04/06/29	06/06/34	--	12,500,000.00	12,500,000.00	11/06/24
6	30315984	OF	New York	NY	Actual/360	3.990%	171,791.67	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	11/06/24
7	30316077	OF	Bellevue	WA	Actual/360	3.543%	152,555.81	0.00	0.00	05/06/29	10/06/30	--	50,000,000.00	50,000,000.00	11/06/24
8	30502974	IN	Fremont	CA	Actual/360	4.410%	143,906.26	0.00	0.00	N/A	05/06/29	--	37,895,000.00	37,895,000.00	11/06/24
10	30315996	RT	Orlando	FL	Actual/360	4.860%	133,730.36	51,173.99	0.00	N/A	05/04/29	--	31,954,685.07	31,903,511.08	11/06/24
11	30520955	RT	New York	NY	Actual/360	4.210%	119,634.17	0.00	0.00	N/A	07/06/29	--	33,000,000.00	33,000,000.00	11/06/24
12	30520954	OF	Houston	TX	Actual/360	4.750%	124,286.78	42,640.37	0.00	N/A	07/06/29	--	30,385,902.06	30,343,261.69	11/06/24
13	30316437	IN	Various	NC	Actual/360	4.750%	83,727.99	0.00	0.00	N/A	05/06/29	--	20,470,000.00	20,470,000.00	10/06/24
15	30503027	MU	New York	NY	Actual/360	4.830%	83,183.33	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	10/06/24
16	30316438	RT	West Palm Beach	FL	Actual/360	4.200%	65,100.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	11/06/24
17	30316439	IN	Westminster	CO	Actual/360	4.620%	71,434.95	0.00	0.00	N/A	06/06/29	--	17,956,000.00	17,956,000.00	11/06/24
18	30503156	RT	New York	NY	Actual/360	4.390%	66,154.86	0.00	0.00	N/A	06/06/29	--	17,500,000.00	17,500,000.00	11/06/24
19	30520953	RT	Myrtle Beach	SC	Actual/360	4.310%	53,529.27	20,789.55	0.00	N/A	06/06/29	--	14,422,975.28	14,402,185.73	11/06/24
20	30316440	IN	Louisville	CO	Actual/360	4.870%	58,710.56	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	11/06/24
21	30503005	LO	Gilbert	AZ	Actual/360	4.980%	51,077.83	18,550.17	0.00	N/A	06/06/29	--	11,910,881.45	11,892,331.28	11/06/24
22	30316441	OF	Draper	UT	Actual/360	4.800%	46,253.99	18,017.52	0.00	N/A	06/06/29	--	11,190,481.42	11,172,463.90	11/05/24
23	30503058	LO	Rehoboth Beach	DE	Actual/360	4.890%	44,494.89	16,733.86	0.00	N/A	06/06/29	--	10,566,766.62	10,550,032.76	11/06/24
24	30316185	OF	Reading	PA	Actual/360	4.350%	43,077.08	0.00	0.00	N/A	05/06/29	--	11,500,000.00	11,500,000.00	11/06/24
25	30502992	RT	Schererville	IN	Actual/360	4.550%	43,098.61	0.00	0.00	N/A	06/06/29	--	11,000,000.00	11,000,000.00	11/06/24
26	30503134	SS	Various	SC	Actual/360	4.290%	40,635.83	0.00	0.00	N/A	06/06/29	--	11,000,000.00	11,000,000.00	11/06/24
27	30316442	RT	Maple Valley	WA	Actual/360	4.880%	44,571.93	13,674.36	0.00	N/A	05/06/29	--	10,606,751.38	10,593,077.02	11/06/24
28	30316443	LO	Pembroke Pines	FL	Actual/360	4.520%	35,328.62	15,458.82	0.00	N/A	05/06/29	--	9,076,721.92	9,061,263.10	11/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30316444	RT	Covington	LA	Actual/360	4.700%	36,875.18	12,914.05	0.00	N/A	07/06/29	--	9,111,232.88	9,098,318.83	11/04/24
30	30316445	MF	Melbourne	FL	Actual/360	4.580%	32,961.05	0.00	0.00	N/A	06/06/29	--	8,357,500.00	8,357,500.00	11/06/24
31	30503056	MU	Brooklyn	NY	Actual/360	4.340%	30,364.93	0.00	0.00	N/A	06/06/29	--	8,125,000.00	8,125,000.00	11/06/24
32	30502991	IN	Various	Various	Actual/360	4.730%	22,741.44	7,914.18	0.00	N/A	06/06/29	--	5,583,386.63	5,575,472.45	11/06/24
33	30503057	MU	Southampton	NY	Actual/360	4.320%	19,065.00	0.00	0.00	N/A	06/06/29	--	5,125,000.00	5,125,000.00	11/06/24
34	30503133	RT	Willmar	MN	Actual/360	4.420%	15,146.38	4,931.34	0.00	N/A	06/06/29	--	3,979,489.78	3,974,558.44	11/06/24
35	30503138	OF	San Mateo	CA	Actual/360	4.580%	12,817.64	0.00	0.00	N/A	06/06/24	--	3,250,000.00	3,250,000.00	09/06/24
Totals							2,786,336.36	387,448.31	0.00				761,361,456.55	760,974,008.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	11,786,755.06	11,468,263.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	10,326,077.23	12,550,965.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	10,326,077.23	12,550,965.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	46,452,556.48	54,193,824.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	46,452,556.48	54,193,824.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	20,715,235.99	21,598,716.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	20,715,235.99	21,598,716.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	21,979,577.70	21,994,333.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	31,595,280.45	7,869,367.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,008,010.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	17,799,152.85	18,637,771.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,552,029.03	2,998,494.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,668,847.54	1,810,139.82	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,256,651.50	0.00	--	--	07/08/24	0.00	0.00	83,287.32	83,287.32	0.00	0.00
15	2,403,064.57	0.00	--	--	07/08/24	13,417,047.02	55,745.97	27,351.25	27,351.25	0.00	0.00
16	3,679,353.35	1,556,730.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,710,966.29	1,786,210.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,062,926.32	2,298,082.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,636,710.76	1,559,836.52	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,840,773.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,562,944.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,101,386.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	957,027.40	13,911.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	6,450,633.74	6,336,605.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,566,423.81	1,259,689.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,418,754.52	1,387,148.22	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,102,170.15	1,041,514.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	102,275.16	0.00
28	1,364,965.39	1,255,789.39	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	915,603.02	980,402.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	868,906.61	782,929.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	834,990.11	939,481.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	723,673.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	579,144.09	688,391.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	432,999.96	432,999.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	289,892.68	0.00	--	--	11/06/24	812,500.00	3,193.92	9,552.05	21,945.28	0.00	0.00
Totals	285,137,356.82	263,785,105.48				14,229,547.02	58,939.89	120,190.62	132,583.85	102,275.16	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.249765%	4.231586%	54
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.249946%	4.231766%	55
09/12/24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.250142%	4.231960%	56
08/12/24	0	0.00	1	20,000,000.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.250322%	4.232139%	57
07/12/24	0	0.00	1	20,000,000.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.250501%	4.232316%	58
06/12/24	1	20,000,000.00	0	0.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.250694%	4.232507%	59
05/10/24	0	0.00	0	0.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.250870%	4.232682%	60
04/12/24	0	0.00	0	0.00	2	40,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.251060%	4.232870%	61
03/12/24	0	0.00	0	0.00	2	40,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.251234%	4.233042%	62
02/12/24	0	0.00	1	20,000,000.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4	98,000,000.00	4.246143%	4.228063%	60
01/12/24	1	20,000,000.00	0	0.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.171949%	4.154137%	55
12/12/23	0	0.00	1	20,470,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.172128%	4.154314%	56
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30316437	10/06/24	0	A	83,287.32	83,287.32	85,979.28	20,470,000.00	12/12/23	9
15	30503027	10/06/24	0	A	27,351.25	27,351.25	41,306.67	20,000,000.00	02/06/24	98
35	30503138	09/06/24	1	5	9,552.05	21,945.28	1,000.00	3,250,000.00	06/04/24	11
Totals					120,190.62	132,583.85	128,285.95	43,720,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		3,250,000	0	3,250,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		645,224,008	645,224,008	0		0
> 60 Months		112,500,000	112,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	760,974,008	757,724,008	3,250,000	0	0	0
Oct-24	761,361,457	758,111,457	3,250,000	0	0	0
Sep-24	761,774,950	738,524,950	20,000,000	3,250,000	0	0
Aug-24	762,159,232	718,439,232	0	20,000,000	23,720,000	0
Jul-24	762,541,996	718,821,996	0	20,000,000	23,720,000	0
Jun-24	762,950,974	722,480,974	20,000,000	0	20,470,000	0
May-24	763,325,773	742,855,773	0	0	20,470,000	0
Apr-24	763,726,427	723,256,427	0	0	40,470,000	0
Mar-24	764,098,159	723,628,159	0	0	40,470,000	0
Feb-24	799,523,298	759,053,298	0	20,000,000	20,470,000	0
Jan-24	897,891,878	857,421,878	20,000,000	0	20,470,000	0
Dec-23	898,259,001	877,789,001	0	20,470,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30316437	20,470,000.00	20,470,000.00	29,250,000.00	02/06/24	2,035,922.50	2.07000	09/30/23	05/06/29	I/O
15	30503027	20,000,000.00	20,000,000.00	17,800,000.00	03/13/24	2,206,481.57	0.82000	12/31/23	05/06/29	I/O
35	30503138	3,250,000.00	3,250,000.00	5,920,000.00	05/02/19	274,276.68	1.82000	06/30/23	06/06/24	I/O
Totals		43,720,000.00	43,720,000.00	52,970,000.00		4,516,680.75

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	30316437	IN	NC	12/12/23	9

11/6/2024 - The Loan was transferred to the Special Servicer on 12/21/2023 due to Delinquent Payments and is currently due for the 10/6/2022 payment. The collateral consists of a 910K SF four-facility industrial portfolio, 100% occupied by The

Mitchell Gold Co. (Mitchell Gold + Bob Williams), a manufacturer, retailer, and wholesaler of home furnishings. On 9/6/23, The Mitchell Gold Co. filed for Chapter 11 Bankruptcy, and subsequently, on 11/21/23, all four leases across the portfolio were rejected. There after, a Delaware judge converted the Chapter 11 Bankruptcy filing to Chapter 7. As part of the conversion, Surya, a home furnishings brand, acquired Mitchell Gold Co.''s intellectual property, the brand’s inventory, and all of its manufacturing equipment . Prior to the tenant''s Bankruptcy, the Property was performing at NOI/DSCR/Occ. of $2.26MM/2.29x/100%. The Borrower provided the Lender with a final draft lease with Surya to lease all four properties under one triple net (NNN) master lease for an initial 2-year term commencing on 3/1/24, along with a 10-year extension option. Since then, the lease terms were modified to reflect an initial 12-year term instead of the previous 2-year term. The Lease with

Surya was fully executed and a Loan Reinstatement Agreement was fully executed between the Lender and the Borrower. The Loan is in rehab period.

15	30503027	MU	NY	02/06/24	98

11/6/2024 - Loan transferred SS on 2/15/24 due to Delinquent Payments. Loan is currently due for 6/6/24. Collateral consists of a ~61K SF office building (''Property''), including 4K SF of ground floor retail, located in the Greenwich Village neighborhood of New York City. WeWork (exp. 10/31/34) occupied 100% of the Property and stopped paying rent in October 2023. On 11/6/23, WeWork filed Chapter 11 bankruptcy and subsequently filed a motion to reject its lease at the

Property on 11/7/23. Local counsel was retained to file for foreclosure and/or receivership. Foreclosure was filed on 8/7/24. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

35	30503138	OF	CA	06/04/24	11

11/6/2024 - Collateral is a 4,516 office building in San Mateo, CA originally acquired by the Sponsor in 2017 & fully redeveloped 2018. Railroad is 100% leased to Verkada on an 8-year lease through 2031. Loan transferred SS 6/6/2024 due to maturity default, as Borrower was unable to secure refinancing. Default Interest at (5%) is accruing. Lender approved a 9-month forbearance with cooperation covenants, principal paydown and full cash management (already in place). Parties have been negotiating the agreement and have ordered the closing statement. Borrower is actively looking for refinance options and hopes to pay-off the loan within the next 60-days.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30315996	0.00	4.86000%	33,968,926.39	4.86000%	8	06/22/21	05/19/21	06/22/21
10	30315996	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
15	30503027	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
21	30503005	0.00	4.98000%	0.00	4.98000%	8	11/17/20	11/04/20	11/04/20
21	30503005	0.00	4.98000%	0.00	4.98000%	8	11/04/20	11/04/20	11/17/20
Totals		0.00		33,968,926.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.79	0.00	0.00	0.00
13	0.00	0.00	142.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,305.56	0.00	0.00	1,798.26	0.00	0.00	81.22	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	3,193.92	0.00	0.00	(26.78)	0.00	0.00	0.00
Total	0.00	0.00	7,947.72	0.00	0.00	4,992.18	0.00	0.00	66.23	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,006.13

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Supplemental Notes
None

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